ATA Creativity Global ("Parent Company") - Condensed Statements of Cash Flows (Details)	2 Months Ended	9 Months Ended	12 Months Ended
	Jul. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities		¥ 95,605,639	¥ (57,876,559)	$ (8,313,448)	¥ (312,626,305)
Cash flows from investing activities :
Proceeds from disposal of discontinued operations			4,894,197	703,007	1,223,119,391
Net cash provided by (used in) investing activities		(20,604,329)	(36,945,321)	(5,306,863)	1,201,735,714
Cash flows from financing activities :
Private placement			61,693,192	8,861,673
Cash received for exercise of share options					1,433,441
Special cash dividend	¥ (65,698,571)	(65,698,571)			(946,611,803)
Net cash provided by (used in) financing activities		(70,148,709)	57,566,469	8,268,906	(949,893,989)
Effect of foreign exchange rate changes on cash		(1,210,072)	866,827	124,512	(4,720,020)
Net increase (decrease) in cash		3,642,529	(36,388,584)	(5,226,893)	(65,504,600)
ATA Creativity Global
Condensed Financial Statements Captions [Line Items]
Net cash used in operating activities		(5,003,772)	(4,797,830)	(689,165)	(29,996,291)
Cash flows from investing activities :
Cash received from subsidiaries		73,178,416			1,001,941,215
Loan lent to Beijing Biztour					(13,745,856)
Proceeds from disposal of discontinued operations			4,894,197	703,007
Net cash provided by (used in) investing activities		73,178,416	4,894,197	703,007	988,195,359
Cash flows from financing activities :
Private placement			61,693,192	8,861,673
Cash received for exercise of share options					1,433,441
Special cash dividend		(65,698,571)			(946,611,803)
Net cash provided by (used in) financing activities		(65,698,571)	61,693,192	8,861,673	(945,178,362)
Effect of foreign exchange rate changes on cash		(1,173,526)	810,196	116,377	568,046
Net increase (decrease) in cash		1,302,547	62,599,755	8,991,892	13,588,752
Cash at beginning of period		505,082	15,396,381	2,211,552	1,807,629
Cash at end of period		¥ 1,807,629	¥ 77,996,136	$ 11,203,444	¥ 15,396,381